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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-07532

Registrant Name: MUNICIPAL ADVANTAGE FUND INC.

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 10/31

Date of Reporting Period: 7/31/04

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS



                          MUNICIPAL ADVANTAGE FUND INC.
                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2004
                                   (UNAUDITED)


  PRINCIPAL
   AMOUNT                                                                                     CREDIT RATING
    (000)                                                                                     (MOODY'S/S&P)          VALUE
--------------------------------------------------------------------------------------------------------------------------------
           MUNICIPAL BONDS-96.5.%
           ALABAMA-0.7%
   $1,000  State Docks Dept. Fac. Rev., 6.15%, 10/1/14 (MBIA) (a)...........................     Aaa/AAA              $1,091,050
                                                                                                                ----------------
           ARIZONA-1.7%
    2,540  State Univ. Rev., 5.50%, 7/1/17 (FGIC)...........................................     Aaa/AAA               2,810,358
                                                                                                                ----------------
           CALIFORNIA-6.0%
    1,000  Foothill/Eastern Corridor Agcy., Toll Rd. Rev., 5.75%, 1/15/40 ..................     Baa3/BBB-               984,940
    5,000  Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/38 (AMBAC) ...........      Aaa/AAA              4,880,100
    1,000  Los Angeles Unified School Dist. GO, 5.75%, 7/1/16 (MBIA) .......................      Aaa/AAA              1,153,290
    1,400  Sacramento Mun. Util. Elec. Dist. Rev., 5.75%, 7/1/18, Ser. K (AMBAC) ...........      Aaa/AAA              1,609,328
    1,000  State Dept. Water Res. Rev., 5.50%, 5/1/16, Ser. A (AMBAC) ......................      Aaa/AAA              1,100,110
                                                                                                                ----------------
                                                                                                                       9,727,768
                                                                                                                ----------------
           COLORADO-3.9%
           Denver City & Cnty. Airpt. Rev., (MBIA),
    1,500     5.60%, 11/15/25, Ser. C (a) ..................................................      Aaa/AAA              1,547,955
    3,000     5.75%, 11/15/17, Ser. B (a) ..................................................      Aaa/AAA              3,174,000
    1,500  Denver Convention Center Auth. Rev., 5.00%, 12/1/21, Ser. A (XLCA) ..............      Aaa/AAA              1,537,020
                                                                                                                ----------------
                                                                                                                       6,258,975
                                                                                                                ----------------
           DISTRICT OF COLUMBIA-1.4%
           State GO, (MBIA)
      955     5.25%, 6/1/27 Ser. A .........................................................      Aaa/AAA                968,819
      145     5.25%, 6/1/27 Ser. A (Pre-refunded @101, 6/1/08) (b) .........................      Aaa/AAA                159,580
    1,000  World Wildlife Fund, 6.00%, 7/1/18 Ser. A (AMBAC)................................      Aaa/AAA              1,132,130
                                                                                                                ----------------
                                                                                                                       2,260,529
                                                                                                                ----------------
           FLORIDA-0.6%
    1,000  Jacksonville Port. Auth. Airpt. Rev., 6.25%, 10/1/24, Ser. A (FGIC) (a)..........      Aaa/AAA              1,062,580
                                                                                                                ----------------

           GEORGIA-3.1%
    1,000  Atlanta Dev. Auth. Rev., 5.25%, 7/1/12, Ser. A...................................       A3/NR               1,069,390
    2,000  Chatham Cnty. Hosp. Auth. Rev., 5.75%, 1/1/29 ...................................       A3/A-               2,039,220
    1,750  Cherokee Cnty. Water & Sewer Auth. Rev., 5.50%, 8/1/23 (MBIA)....................      Aaa/AAA              1,945,755
                                                                                                                ----------------
                                                                                                                      5,054,365
                                                                                                                ----------------
           HAWAII-2.7%
    1,000  State Airpt. Syst. Rev., 5.75%, 7/1/21, Ser. A (FGIC)............................      Aaa/AAA              1,098,160
    3,000  State Dept. of Budget & Finance, Hawaiian Elec. Co., 5.75%, 12/1/18,
              Ser. B (AMBAC) (a) ...........................................................      Aaa/AAA              3,273,840
                                                                                                                ----------------
                                                                                                                       4,372,000
                                                                                                                ----------------
           ILLINOIS-12.0%
    1,145  Chicago O' Hare Intl. Airpt. Rev., 5.50%, 1/1/15 (AMBAC).........................      Aaa/AAA              1,242,107
    1,800  Chicago School Board of Education Reform GO, 5.25%, 12/1/21, Ser. A (FGIC).......      Aaa/AAA              1,970,316
    1,000  Chicago Wastewater Transmission Rev., 6.00%, 1/1/17 (MBIA) (Pre-refunded
              @ 101, 1/1/10) (b)............................................................      Aaa/AAA              1,146,690
    1,000  Chicago Water Rev., 5.25%, 11/1/17 (FGIC)........................................      Aaa/AAA              1,073,150
    1,000  Health Facs. Auth. Rev., Centegra Health Syst., 5.25%, 9/1/24 ...................       NR/A-                 945,390
    1,000  Madison & St. Clair Cmnty. School Dist., GO, 5.50%, 2/1/16 (FGIC) ...............      Aaa/AAA              1,089,920
    1,100  McHenry & Lake Cntys., Cmnty. High School Dist., GO,  5.125%, 1/1/19 (FGIC)......      Aaa/NR               1,150,875
    1,005  Regional Transmission Auth., 5.50%, 6/1/16, Ser. B (FGIC)........................      Aaa/AAA              1,128,806
    2,000  Regional Transmission Auth., 6.00%, 6/1/23 (FGIC)................................      Aaa/AAA              2,350,100
    2,000  State Educ. Fac. Auth. Rev., 3.10%, 7/1/25, Ser. B ..............................      Aa1/AA               2,003,040
    2,300  State GO, 5.50%, 4/1/16 (FSA)....................................................      Aaa/AAA              2,531,035
    1,500  State Sales Tax Rev., 5.375%, 6/15/16 ...........................................      Aa3/AAA              1,630,350
    1,000  State Toll Highway Auth. Rev., 5.50%, 1/1/15, Ser. A (FSA) ......................      Aaa/AAA              1,117,710
                                                                                                                ----------------
                                                                                                                      19,379,489
                                                                                                                ----------------
           INDIANA-1.3%
    1,000  Indianapolis Local Pub. Impt., 5.00%, 2/1/17, Ser. A.............................     Aaa/AAA               1,052,310
    1,040  Indianapolis Marion Cnty. Pub., GO, 5.00%, 7/1/20 ...............................     Aa2/AAA               1,070,586
                                                                                                                ----------------
                                                                                                                       2,122,896
                                                                                                                ----------------
           KENTUCKY-1.4%
    2,125  Louisville & Jefferson Cnty. Reg. Airpt. Auth. Syst. Rev., 5.375%,
              7/1/23, Ser. A (FSA) (a)......................................................      Aaa/AAA              2,190,216
                                                                                                                ----------------

           LOUISIANA-1.0%
    1,500  New Orleans GO, 6.125%, 10/1/16 (AMBAC) .........................................      Aaa/AAA              1,584,870
                                                                                                                ----------------

           MASSACHUSETTS-3.6%
      540  State College Bldg. Auth. Proj. Rev., 5.625%, 5/1/16, Ser. A(MBIA)
              (Prerefunded @ 101, 5/1/09) (b)...............................................      Aaa/NR                 607,603
    1,500  State GO, 5.50%, 11/1/20, Ser. C (Pre-refunded @ 100, 11/1/12) (b) ..............      Aa2/AA-              1,677,405
           State Health & Educ. Fac. Auth. Rev.,
    1,000     5.125%, 7/1/19, Ser. B .......................................................      Aa3/AA-              1,025,410
    2,250     6.25%, 12/1/22, Ser. G-1 (Prerefunded @ 102, 12/1/05) (b).....................       A2/A                2,427,750
       90  State Water Poll. Abatement Trust, 6.375%, 2/1/15 Ser.A..........................      Aaa/AA+                 92,123
                                                                                                                ----------------
                                                                                                                       5,830,291
                                                                                                                ----------------
           MICHIGAN-3.5%
    1,065  Bloomingdale Pub. School Dist., No. 16, GO, 5.50%, 5/1/19 .......................      Aa1/AA+              1,163,172
    2,000  Grand Valley Univ. Rev., 5.50%, 2/1/18 (FGIC)....................................      Aaa/AAA              2,237,180
    1,075  Lincoln School Dist. GO., 5.50%, 5/1/19 .........................................      Aa1/AA+              1,174,093
    1,000  State Poll. Control. Rev., Gen. Motors Corp., 6.20%, 9/1/20 .....................      Baa1/BBB             1,061,560
                                                                                                                ----------------
                                                                                                                       5,636,005
                                                                                                                ----------------

                          MUNICIPAL ADVANTAGE FUND INC.
                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2004
                             (UNAUDITED) (CONTINUED)


  PRINCIPAL
   AMOUNT                                                                                     CREDIT RATING
    (000)                                                                                     (MOODY'S/S&P)          VALUE
--------------------------------------------------------------------------------------------------------------------------------
           MUNICIPAL BONDS (CONTINUED)
           NEVADA-6.9%
   $6,000  Clark Cnty. GO., 5.25%, 11/1/09 (FGIC)...........................................     Aaa/AAA              $6,541,560
    1,100  Clark Cnty. Park & Regl. Justice Ctr., 5.50%, 11/1/17 ...........................      Aa2/AA               1,205,215
    2,000  Clark Cnty. Passenger Fac. Charge Rev., 5.75%, 7/1/23 (MBIA) ....................     Aaa/AAA               2,092,500
           Housing Div. Rev.,
      185     5.65%, 4/1/22, Ser. A. .......................................................      NR/AA                  188,188
      380     5.95%, 4/1/22.................................................................     Aa2/AA                  399,973
      305     6.125%, 4/1/22, Ser. B-2 (FHA)................................................     Aa2/AA                  317,130
      345     6.20%, 4/1/17, Ser. B-1 (AMBAC)...............................................     Aaa/AAA                 346,318
                                                                                                                ----------------
                                                                                                                      11,090,884
                                                                                                                ----------------
           NEW HAMPSHIRE-0.8%
    1,000  Higher Educ. & Health Fac. Auth. Rev., 6.125%, 10/1/13 ..........................     Baa1/NR               1,023,130
           State Housing Finance Auth.,
       90     6.50%, 7/1/14, Ser. D (a).....................................................     Aa2/NR                   90,617
      135     6.90%, 7/1/19, Ser. C (a).....................................................     Aa2/NR                  137,932
                                                                                                                ----------------
                                                                                                                       1,251,679
                                                                                                                ----------------
           NEW JERSEY-4.9%
    1,000  Economic Dev. Auth. Heating & Cooling  Rev., 6.20%, 12/1/07, Ser. B (a)..........      NR/BBB-              1,002,010
    5,700  State Tpk. Auth. Rev., 5.60%, 1/1/22, Ser. A (MBIA) .............................     Aaa/AAA               6,200,061
      750  Tobacco Settlement Fin. Corp., 6.75%, 6/1/39 ....................................     Baa3/BBB                675,600
                                                                                                                ----------------
                                                                                                                       7,877,671
                                                                                                                ----------------
           NEW YORK-5.6%
           Metropolitan Trans. Auth., Ser. A,
    1,000     5.50%, 11/15/14 (AMBAC) ......................................................     Aaa/AAA               1,131,870
    1,000     5.75%, 1/1/16 ................................................................      A3/AA-               1,127,790
           State GO,
      750     5.25%, 9/15/33, Ser. C .......................................................      A2/A                   755,902
    1,000     5.50%, 9/15/19, Ser. C .......................................................      A2/A                 1,070,240
       15  State Medical Care Fac. Fin. Agcy. Rev., 6.50%, 8/15/24 (Pre-refunded
              @ 102, 8/15/04) (b)...........................................................     A3/AA-                   15,332
    1,000  State Mtg. Agcy. Rev., 5.80%, 10/1/12 ...........................................     Aa1/NR                1,028,280
    1,000  State Urban Dev. Corp. Rev., Personal Income Tax, 5.50%, 3/15/18,
              Ser. C-1 (FGIC)  .............................................................     Aaa/AAA               1,100,030
    2,825  Triborough Bridge & Tunnel Auth. Rev., 5.125%, 11/15/29, Ser. B..................     Aa3/AA-               2,852,346
                                                                                                                ----------------
                                                                                                                       9,081,790
                                                                                                                ----------------
           NORTH DAKOTA-0.6%
           State Housing Fin. Agcy. Rev.,
      718     5.50%, 7/1/18, Ser. C (a).....................................................     Aa2/NR                  730,357
      315     5.85%, 7/1/10, Ser. A (a).....................................................     Aa2/NR                  323,672
                                                                                                                ----------------
                                                                                                                       1,054,029
                                                                                                                ----------------
           OHIO-2.1%
    1,155  Akron Sewer Syst. Rev., 5.25%, 12/1/18 (MBIA) ...................................     Aaa/NR                1,239,384
    1,000  Hamilton Cnty. Sewer Syst. Rev., 5.75%, 12/1/25, Ser. A (MBIA) ..................     Aaa/AAA               1,085,220
      885  Summit Cnty. GO, 6.25%, 12/1/15 (FGIC) (Pre-refunded @ 101, 12/1/10)(b)..........     Aaa/AAA               1,040,096
                                                                                                                ----------------
                                                                                                                       3,364,700
                                                                                                                ----------------
           PENNSYLVANIA-2.0%
    2,000  Allegheny Cnty. Hosp. Dev. Auth., 6.00%, 7/1/23, Ser. B (MBIA)...................      Aaa/AAA              2,317,900
      845  South Wayne Cnty. Water and Sewer, 5.95%, 10/15/13 (AMBAC).......................      Aaa/AAA                958,492
                                                                                                                ----------------
                                                                                                                       3,276,392
                                                                                                                ----------------
           SOUTH CAROLINA-1.4%
    1,000  Charleston Cnty. GO, 6.125%, 9/1/13 .............................................      Aa1/AA+              1,140,520
    1,000  State Public Service Auth. Rev., 5.75%, 1/1/15, Ser. A (MBIA)....................     Aaa/AAA               1,115,300
                                                                                                                ----------------
                                                                                                                       2,255,820
                                                                                                                ----------------
           SOUTH DAKOTA-0.6%
      920  Heartland Consumer Pwr. Dist. Rev., 7.00%, 1/1/16 ...............................     Aaa/AAA               1,075,002
                                                                                                                ----------------

           TENNESSEE-1.1%
      650  Housing Dev. Agcy., 6.375%, 7/1/22 (a)...........................................     Aa2/AA                  654,310
      960  Memphis-Shelby Cnty. Airpt. Auth. Rev., 6.25% 3/1/15, Ser. D (AMBAC) (a).........     Aaa/AAA               1,071,869
                                                                                                                ----------------
                                                                                                                       1,726,179
                                                                                                                ----------------
           TEXAS-16.4%
    1,000  Alliance Airpt. Auth. Rev., Fed. Express Corp., 6.375%, 4/1/21 ..................    Baa2/BBB               1,045,550
    1,195  Arlington GO,  5.00%, 8/15/16 ...................................................     Aa2/AA                1,255,730
    1,000  Corpus Christi Refin. & Impt. GO., 5.00%, 3/1/21 (FSA)...........................     Aaa/AAA               1,021,900
    2,000  Cypress-Fairbanks Indpt. School Dist. GO, 5.50%, 2/15/17 ........................     Aaa/AAA               2,179,900
    5,000  Dallas GO, 4.50%, 2/15/22 .......................................................     AA1/AA+               4,869,650
    3,400  Fort Bend Indpt. School Dist. GO., 5.25%, 8/15/18 ...............................      NR/AAA               3,637,592
    1,000  Houston Univ. Rev., 5.25%, 2/15/17 (MBIA)........................................     Aaa/AAA               1,072,260
           Houston Water Conveyance Syst., CP, (AMBAC),
    1,000     6.25%, 12/15/14, Ser. J ......................................................     Aaa/AAA               1,176,450
    1,400     7.50%, 12/15/15, Ser. H ......................................................     Aaa/AAA               1,793,764
    1,500  Port Houston Auth., Harris Cnty. GO, 5.75%, 10/1/17 (a)..........................     Aa1/AA+               1,541,670
    2,000  Richardson Hosp. Auth., 6.00%, 12/1/19 ..........................................    Baa2/BBB               2,091,540
      475  State Housing Fin. Assistance, GO, 5.15%, 6/1/24, Ser. A.........................     Aa1/AA                  490,029
      500  State Pub. Fin. Auth. Bldg. Rev., 5.625%, 8/1/19, Ser. B (FSA)...................     Aaa/AAA                 547,415

                          MUNICIPAL ADVANTAGE FUND INC.
                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2004
                             (UNAUDITED) (CONTINUED)


  PRINCIPAL
   AMOUNT                                                                                     CREDIT RATING
    (000)                                                                                     (MOODY'S/S&P)         VALUE
-------------------------------------------------------------------------------------------------------------------------------
           MUNICIPAL BONDS (CONTINUED)
           TEXAS (CONTINUED)
   $2,000  Texas Tech Univ. Rev., 5.50%, 8/15/18 (MBIA).....................................     Aaa/AAA             $2,197,700
           Water Dev. Board  Rev.,
    1,000     5.75%, 7/15/14, Ser. B .......................................................     Aaa/AAA              1,112,370
      400     5.75%, 7/15/17, Ser. A .......................................................     Aaa/AAA                442,724
                                                                                                               ----------------
                                                                                                                     26,476,244
                                                                                                               ----------------
           UTAH-0.2%
           State Housing Fin. Agcy. (FHA),
       75     6.35%, 7/1/11.................................................................     Aaa/NR                  75,214
      190     6.55%, 1/1/22-7/1/26..........................................................     Aaa/AAA                192,054
                                                                                                               ----------------
                                                                                                                        267,268
                                                                                                               ----------------
           VERMONT-0.2%
      260  Housing Fin. Agcy., 5.70%, 5/1/12, Ser. 9, (MBIA) (a)............................     Aaa/AAA                268,944
                                                                                                               ----------------

           VIRGINIA- 2.0%
    3,000  Commonwealth Trans. Board Rev., U.S. Rte. 58, 5.25%, 5/15/16 ....................     Aa1/AA+              3,232,440
                                                                                                               ----------------

           WASHINGTON-6.9%
    1,205  Franklin Cnty. Pub. Util. Rev., 5.625%, 9/1/15 (MBIA)............................     Aaa/AAA              1,332,573
    1,500  Port Seattle Rev., 5.625%, 2/1/24, Ser.B (MBIA)..................................     Aaa/AAA              1,571,895
    4,115  State GO, 5.75%, 1/1/13, Ser. S-4 ...............................................     Aa1/AA               4,574,769
    3,000  State GO, Motor Vehicle Dept., 5.625%, 7/1/25, Ser. B............................     Aa1/AA               3,192,990
      500  Vancouver GO, 5.25%, 12/1/18 (MBIA)..............................................     Aaa/AAA                549,845
                                                                                                               ----------------
                                                                                                                     11,222,072
                                                                                                               ----------------
           WEST VIRGINIA-1.3%
    2,000  Braxton Cnty. Solid Waste Disp. Rev., Weyerhaeuser Co., 6.125%-6.50%,
              4/1/25-4/1/26 (a).............................................................     Baa2/BBB             2,056,050
                                                                                                               ----------------

           WYOMING-0.6%
    1,000  Student Loan Corp. Rev., 6.20%, 6/1/24, Ser. A...................................      NR/AA               1,065,940
                                                                                                               ----------------
           Total Municipal Bonds (cost-$150,403,865)........................................                        156,024,496
                                                                                                               ----------------

           OTHER MUNICIPAL BONDS-0.7%
           PUERTO RICO-0.7%
    1,000  Commonwealth Hwy. & Transportation Auth Rev., 5.50%, 7/1/16, Ser. AA
              (FGIC) (cost -$1,191,267).....................................................     Aaa/AAA              1,138,020
                                                                                                               ----------------


           SHORT-TERM VARIABLE RATE DEMAND NOTES (c)-2.8%
           ALASKA-0.3%
      500  Valdez Marine Term Rev., 1.04%, 8/2/04 ..........................................     Aaa/AAA                500,000
                                                                                                               ----------------

           PENNSYLVANIA-2.0%
    3,250  Delaware Cnty. Indl. Dev. Auth. Arpt. Facs. Rev., 1.04%, 8/2/04 .................     Aaa/AAA              3,250,000
                                                                                                               ----------------

           WYOMING-0.5%
      700  Lincoln Cnty. Poll. Ctrl. Rev., 1.04%, 8/2/04   .................................     Aaa/AAA                700,000
                                                                                                               ----------------

           Total Short-Term Variable Rate Demand Notes (cost-$4,450,000) ...................                          4,450,000
                                                                                                               ----------------

           Total Investments (cost-$156,045,132)............................................                       $161,612,516
                                                                                                               ----------------

------------------------------------------------------------------------------------------------------------------------------------


(a)   Subject to Alternative Minimum Tax

(b) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(c) Variable Rate Demand Notes - Instruments whose interest rates change on a specific date (such as a coupon date or interest payment date) and/or whose interest rates ary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.



GLOSSARY:
---------
AMBAC- insured by American Municipal Bond Assurance Corp.
CP- Certificates of Participation
FGIC- insured by insured Financial Guaranty Insurance Co.
FHA- insured by Federal Housing Administration
FSA- insured by Financial Security Assurance, Inc.
GO- General Obligation Bonds
MBIA- insured by Municipal Bond Investors Assurance
NR- not rated
XLCA - insured by XL Capital Assurance

ITEM 2.  CONTROLS AND PROCEDURES

         (a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

         (b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weakness.

ITEM 3.  EXHIBITS

         (a) Exhibit 99. Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Municipal Advantage Fund Inc.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 24, 2004

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 24, 2004

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 24, 2004